January 5, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Columbia Floating Rate Advantage Fund (formerly named
             Liberty Floating Rate Advantage Fund) (Fund)
           Registration File Nos.:  333-51788 and 811-9709

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2004 for the Fund do not differ from those contained in Post-Effective Amendment No. 5 (the "Amendment") to the Fund's Registration Statement on Form N-2. The Amendment was filed electronically via EDGAR on December 17, 2003.

Sincerely,

COLUMBIA FLOATING RATE ADVANTAGE FUND



By:  /s/ Vincent Pietropaolo

     Vincent Pietropaolo
     Assistant Secretary